Document and Entity Information	Jan. 09, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001496671
Document Type	8-K
Document Period End Date	Jan. 09, 2023
Entity Registrant Name	Calithera Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36644
Entity Tax Identification Number	27-2366329
Entity Address, Address Line One	343 Oyster Point Blvd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	870-1000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, 0.0001 par value
Trading Symbol	CALA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false